INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Summary of income tax expense

	2017	2016	2015
Current income taxes
Current year	397	615	712
Adjustments in respect of previous years	(28)	(3)	38

Total current income taxes	369	612	750
Deferred income taxes
Origination / reversal of temporary differences	(166)	(217)	(782)
Changes in tax rates	10	(7)	24
Current year tax losses unrecognized	153	172	207
Recognition / utilization of previously unrecognized tax losses or tax credits	—	(15)	(23)
Derecognition of previously recognized tax losses	—	95	32
Expiration of tax losses	—	2	—
Write off deferred tax assets	20	—	7
Adjustments in respect of previous years	86	—	6
Other	—	(7)	(1)

Total deferred tax expense	103	23	(530)

Income tax expense	472	635	220

Summary of reconciliation between statutory and effective income tax

	2017	2016	2015
(Loss) / profit before tax from continued operations	(24)	347	(595)
Income tax benefit at statutory tax rate (25.0%)	(6)	87	(148)
Difference due to the effects of:
Different tax rates in different jurisdictions	(90)	152	(76)
Non-deductible expenses	216	89	320
Non-taxable income	(35)	(81)	(11)
Adjustments in respect of previous years	52	(3)	44
Movement in (un)recognized deferred tax assets	173	247	230
Withholding taxes	123	62	(179)
Tax claims	25	59	5
Change in income tax rate	10	(7)	28
Minimum taxes and other	4	30	7

Income tax expense	472	635	220

Effective tax rate	– 1,966.7%	183.0%	– 37.0%

Schedule of deferred tax assets and liabilities in the statement of financial position
	2017	2016
Deferred tax assets	272	343
Deferred tax liabilities	(376)	(331)

Net deferred tax position	(104)	12

Summary of movements of deferred tax assets and liabilities

        The following table shows the movements of the deferred tax assets and liabilities in 2017:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Changes in composition of the group	Other comprehensive & other	Currency translation	Tax rate changes	Closing balance
Property and equipment, net	(420)	(6)	—	(13)	(4)	—	(443)
Intangible assets, net	(166)	—	—	(4)	5	—	(165)
Trade receivables	30	19	—	(4)	(9)	—	36
Other assets	(3)	(12)	—	1	6	—	(8)
Provisions	29	3	—	(3)	4	—	33
Long-term debt	25	(6)	—	(7)	1	—	13
Accounts payable	94	38	—	28	(27)	—	133
Other liabilities	53	(27)	—	(33)	30	—	23
Other movements and temporary differences	23	(24)	—	—	—	—	(1)
Deferred subnational income taxes and other	(1)	2	—	4	(4)	—	1
Withholding tax on distributed earnings	(73)	(43)	—	1	(1)	—	(116)

	(409)	(56)	—	(30)	1	—	(494)
Tax losses and other balances carried forwards	2,270	(47)	—	197	(50)	—	2,370
Non-recognized deferred tax assets on losses and credits	(1,822)	—	—	(158)	—	—	(1,980)
Non-recognized deferred tax assets on temporary differences	(27)	—	—	27	—	—	—

Net deferred tax positions	12	(103)	—	36	(49)	—	(104)

        The following table shows the movements of the deferred tax assets and liabilities in 2016:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Changes in composition of the group	Other comprehensive & other	Currency translation	Tax rate changes	Closing balance
Property and equipment, net	(499)	32	74	26	(54)	1	(420)
Intangible assets, net	(228)	32	(3)	37	(3)	(1)	(166)
Trade receivables	21	13	—	(1)	(3)	—	30
Other assets	(5)	3	—	—	(1)	—	(3)
Provisions	23	3	3	(1)	1	—	29
Long-term debt	9	9	—	(1)	8	—	25
Accounts payable	71	8	—	1	14	—	94
Other liabilities	45	7	1	(2)	2	—	53
Other movements and temporary differences	20	—	—	1	1	—	23
Deferred subnational income taxes and other	(2)	1	(2)	2	—	—	(1)
Withholding tax on distributed earnings	(45)	(26)	—	—	(2)	—	(73)

	(590)	82	73	62	(37)	—	(409)
Tax losses and other balances carried forwards*	2,613	(89)	233	(14)	(298)	(174)	2,270
Non-recognized deferred tax assets on losses and credits *	(2,263)	—	—	(44)	311	174	(1,822)
Non-recognized deferred tax assets on temporary differences	(14)	(16)	—	—	3	—	(27)

Net deferred tax positions	(254)	(23)	306	4	(21)	—	12

*           The deferred tax movements in other comprehensive income in 2016 relates to non-recognized deferred tax asset on losses of US$3 for Wind Telecom S.p.A.

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards

As of December 31, 2017	0 - 5 years	6 - 10 years	More than 10 years	Indefinite	Total
Tax losses expiry
Recognized losses	(347)	(12)	—	(833)	(1,192)
Recognized DTA	85	3	—	234	322
Non-recognized losses	(420)	(2,639)	—	(6,396)	(9,455)
Non-recognized DTA	95	660	—	1,232	1,987

As of December 31, 2017	0 - 5 years	6 - 10 years	More than 10 years	Indefinite	Total
Other credits carried forwards expiry
Recognized credits	(68)	—	—	—	(68)
Recognized DTA	68	—	—	—	68
Non-recognized credits	—	—	—	—	—
Non-recognized DTA	—	—	—	—	—

As of December 31, 2016	0 - 5 years	6 - 10 years	More than 10 years	Indefinite	Total
Tax losses expiry
Recognized losses	(47)	—	—	(1,223)	(1,270)
Recognized DTA	—	9	—	402	411
Non-recognized losses	(1,016)	(2,148)	—	(5,137)	(8,301)
Non-recognized DTA	237	537	—	1,003	1,777
Other credits carried forwards expiry
Recognized credits	(37)	—	—	—	(37)
Recognized DTA	37	—	—	—	37
Non-recognized credits	—	—	—	(187)	(187)
Non-recognized DTA	—	—	—	45	45